Derivatives, Gains (Losses) Recognized on Fair Value Hedging Relationships (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income
Debt securities		$ 11,234	$ 14,955	$ 14,406
Deposits		(2,804)	(8,635)	(5,622)
Long-term debt		(4,471)	(7,350)	(6,703)
Other	[1]	2,044	5,760	5,386
Total recorded in OCI, Derivative gains (losses)		198	275	(238)
Derivatives (Textual) [Abstract]
Deferred net gains (losses) on derivatives in other comprehensive income		$ (140)
Maximum length of time hedged in cash flow hedge		10 years
Fair value hedging [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI		$ (31)	(3)	(254)
Fair value hedging [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI		0	0	0
Fair value hedging [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI		(31)	(3)	(254)
Fair value hedging [Member] | Debt securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		(229)	50	(180)
Fair value hedging [Member] | Debt securities [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		(338)	0	(187)
Recognized on derivatives		(1,261)	(2,082)	845
Recognized on hedged items		1,317	2,096	(877)
Total gains (losses) (pre-tax) recognized on fair value hedges		(282)	14	(219)
Fair value hedging [Member] | Debt securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		52	35	33
Recognized on derivatives		(1)	(5)	7
Recognized on hedged items		2	6	(1)
Total gains (losses) (pre-tax) recognized on fair value hedges		53	36	39
Fair value hedging [Member] | Deposits [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		513	79	(47)
Fair value hedging [Member] | Deposits [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		503	58	(41)
Recognized on derivatives		161	463	27
Recognized on hedged items		(151)	(442)	(33)
Total gains (losses) (pre-tax) recognized on fair value hedges		513	79	(47)
Fair value hedging [Member] | Deposits [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		0	0	0
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		0	0	0
Fair value hedging [Member] | Long-term debt [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		1,773	(204)	(169)
Fair value hedging [Member] | Long-term debt [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		1,704	169	292
Recognized on derivatives		6,691	5,001	(1,923)
Recognized on hedged items		(6,543)	(4,910)	1,843
Total gains (losses) (pre-tax) recognized on fair value hedges		1,852	260	212
Fair value hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		(139)	(483)	(434)
Recognized on derivatives		261	308	135
Recognized on hedged items		(201)	(289)	(82)
Total gains (losses) (pre-tax) recognized on fair value hedges		(79)	(464)	(381)
Fair value hedging [Member] | Other noninterest income [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		16	(8)	(90)
Fair value hedging [Member] | Other noninterest income [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		0	0	0
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		0	0	0
Fair value hedging [Member] | Other noninterest income [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		0	0	0
Recognized on derivatives		1,591	(358)	(1,204)
Recognized on hedged items		(1,575)	350	1,114
Total gains (losses) (pre-tax) recognized on fair value hedges		16	(8)	(90)
Fair value hedging [Member] | Derivative gains (losses) [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		2,073	(83)	(486)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		1,869	227	64
Recognized on derivatives		5,591	3,382	(1,051)
Recognized on hedged items		(5,377)	(3,256)	933
Total gains (losses) (pre-tax) recognized on fair value hedges		2,083	353	(54)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to interest settlements on derivatives		(87)	(448)	(401)
Recognized on derivatives		1,851	(55)	(1,062)
Recognized on hedged items		(1,774)	67	1,031
Total gains (losses) (pre-tax) recognized on fair value hedges		$ (10)	$ (436)	$ (432)

[1]	In 2020, service charges on deposit accounts service charges on deposit accounts, cash network fees, wire transfer and other remittance fees, certain other fees, and certain fees associated with lending activities were combined into a single line item for deposit and lending-related fees; insurance income, lease income and certain other fees were reclassified to other noninterest income; and net gains from trading activities, net gains on debt securities, and net gains from equity securities were combined into a single line for net gains on trading and securities. Prior period balances have been revised to conform with the current period presentation.